Revenue and Customers - Additional Information (Details) - USD ($) $ in Thousands	11 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Feb. 05, 2021
Disaggregation of Revenue [Line Items]
Payment term	30 days
Intangible assets	$ 61,849
Noble Finance Company [Member]
Disaggregation of Revenue [Line Items]
Intangible assets, gross	113,400
Intangible assets	61,849		$ 113,389
Intangible assets, accumulated amortization		$ 51,500
Expected amortization, 2022	43,500
Expected amortization, 2023	$ 18,400
Noble Finance Company [Member] | Minimum
Disaggregation of Revenue [Line Items]
Remaining amortization period	18 months
Noble Finance Company [Member] | Maximum
Disaggregation of Revenue [Line Items]
Remaining amortization period	32 months